Schedule of future minimum lease payments (Details)	Jun. 30, 2025 USD ($)
Leases
Operating lease payments, 2027	$ 210,756
Finance lease payments, 2027	8,121
Total 2027	218,877
Operating lease payments, 2028	93,096
Finance lease payments, 2028	8,121
Total 2028	101,217
Operating lease payments, 2029
Finance lease payments, 2029	8,121
Total 2029	8,121
Operating lease payments, 2030
Finance lease payments, 2030	8,121
Total 2030	8,121
Operating lease payments, 2031
Finance lease payments, 2031	14,493
Total 2031	14,493
Total Operating lease payments	303,852
Total Finance lease payments	46,977
Total lease payments	350,829
Total Operating lease payments, discount	(11,920)
Total Finance lease payments, discount	(6,270)
Total lease payments, discount	(18,190)
Present value of lease liabilities, operating lease payments	291,932
Present value of lease liabilities, finance lease payments	40,707
Present value of lease liabilities, total	$ 332,639